Investment - Schedule of Investment (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Investment [Line Items]
Balance		$ 22,389,540
Balance		22,875,670
Additions
Gain from equity method investments		61,244	$ 6,935
Foreign exchange translation		424,886
Equity investments accounted for using the equity method [Member]
Schedule of Investment [Line Items]
Balance	[1]	21,910,042
Balance	[1]	22,387,089
Additions	[1]
Gain from equity method investments	[1]	61,244
Foreign exchange translation	[1]	415,803
Equity investments without readily determinable fair values [Member]
Schedule of Investment [Line Items]
Balance	[2]	479,498
Balance	[2]	488,581
Additions	[2]
Gain from equity method investments	[2]
Foreign exchange translation	[2]	$ 9,083

[1]	Equity investments accounted for using equity method
[2]	Equity investments without readily determinable fair value